Separation of Baxalta Incorporated - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 02, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 01, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts payable and accrued liabilities			$ 2,733	$ 2,612
Cash flows from operations – discontinued operations			(16)	30	$ 518
Transition Services Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduction in marketing and administrative expense			$ 56	101	75
Transition Services Agreement | Minimum | Manufacturing and supply agreement (MSA)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
The termination of service period			5 years
Transition Services Agreement | Maximum | Manufacturing and supply agreement (MSA)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
The termination of service period			10 years
Spinoff | Transition Services Agreement | Manufacturing and supply agreement (MSA)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			$ 22	39	37
Cost of sales			170	189	100
Baxalta Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of certain assets		$ 28
Cash flows from operations – discontinued operations			(16)	30	518
Baxalta Inc | Discontinued Operations, Held-for-disposition
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets				161		$ 4,100
Separation related adjustments			34	18
Accounts payable and accrued liabilities				47
Pre-tax gain on disposal of discontinued operations			2	19
Net sales			7	148	2,895
Cost of sales			$ 5	$ 139	$ 1,207
Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of outstanding common stock distributed	80.50%
Percentage of common stock retained	19.50%
Common stock, shares outstanding	131,902,719
Record date for distribution	Jun. 17, 2015
Shares issued for each share held	1